Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2025-1
Statement to Securityholders
Determination Date: October 9, 2026

Payment Date	10/15/2026
Collection Period Start	9/1/2026
Collection Period End	9/30/2026
Interest Period Start	9/15/2026
Interest Period End	10/14/2026

Cut-Off Date Net Pool Balance	$1,456,229,893.76
Cut-Off Date Adjusted Pool Balance	$1,431,844,216.07

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-26
Class A-2a Notes	$166,237,816.83	$22,048,050.04	$144,189,766.79	0.488448	Jan-29
Class A-2b Notes	$115,780,810.10	$15,355,958.97	$100,424,851.13	0.488448	Jan-29
Class A-3 Notes	$501,800,000.00	$—	$501,800,000.00	1.000000	Jul-30
Class A-4 Notes	$98,460,000.00	$—	$98,460,000.00	1.000000	Feb-31
Class B Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Mar-31
Class C Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Apr-31
Class D Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Jan-32
Total Notes	$925,208,626.93	$37,404,009.01	$887,804,617.92

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$945,221,632.94	$907,162,930.35	0.622953
YSOC Amount	$16,433,395.47	$15,778,701.89
Adjusted Pool Balance	$928,788,237.47	$891,384,228.46
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Reserve Account Balance	$3,579,610.54	$3,579,610.54

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	3.92500%	ACT/360	$—
Class A-2a Notes	$166,237,816.83	3.88000%	30/360	$537,502.27
Class A-2b Notes	$115,780,810.10	3.97850%	ACT/360	$383,861.63
Class A-3 Notes	$501,800,000.00	3.85000%	30/360	$1,609,941.67
Class A-4 Notes	$98,460,000.00	3.92000%	30/360	$321,636.00
Class B Notes	$14,310,000.00	4.23000%	30/360	$50,442.75
Class C Notes	$14,310,000.00	4.43000%	30/360	$52,827.75
Class D Notes	$14,310,000.00	4.87000%	30/360	$58,074.75
Total Notes	$925,208,626.93			$3,014,286.82

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$945,221,632.94	$907,162,930.35
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$928,788,237.47	$891,384,228.46
Number of Receivables Outstanding	57,644	56,471
Weighted Average Contract Rate	7.25%	7.25%
Weighted Average Remaining Term (months)	45.9	45.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,756,717.03
Principal Collections	$37,832,483.56
Liquidation Proceeds	$137,157.70
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$43,726,358.29
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$43,726,358.29

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$787,684.69	$787,684.69	$—	$—	$42,938,673.60
Interest - Class A-1 Notes	$—	$—	$—	$—	$42,938,673.60
Interest - Class A-2a Notes	$537,502.27	$537,502.27	$—	$—	$42,401,171.33
Interest - Class A-2b Notes	$383,861.63	$383,861.63	$—	$—	$42,017,309.70
Interest - Class A-3 Notes	$1,609,941.67	$1,609,941.67	$—	$—	$40,407,368.03
Interest - Class A-4 Notes	$321,636.00	$321,636.00	$—	$—	$40,085,732.03
First Allocation of Principal	$—	$—	$—	$—	$40,085,732.03
Interest - Class B Notes	$50,442.75	$50,442.75	$—	$—	$40,035,289.28
Second Allocation of Principal	$5,204,398.47	$5,204,398.47	$—	$—	$34,830,890.81
Interest - Class C Notes	$52,827.75	$52,827.75	$—	$—	$34,778,063.06
Third Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$20,468,063.06
Interest - Class D Notes	$58,074.75	$58,074.75	$—	$—	$20,409,988.31
Fourth Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$6,099,988.31
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,099,988.31
Regular Principal Distribution Amount	$3,579,610.54	$3,579,610.54	$—	$—	$2,520,377.77
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,520,377.77
Remaining Funds to Certificates	$2,520,377.77	$2,520,377.77	$—	$—	$—
Total	$43,726,358.29	$43,726,358.29	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$16,433,395.47
Increase/(Decrease)	$(654,693.58)
Ending YSOC Amount	$15,778,701.89

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$928,788,237.47	$891,384,228.46
Note Balance	$925,208,626.93	$887,804,617.92
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Target Overcollateralization Amount	$3,579,610.54	$3,579,610.54
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,579,610.54
Beginning Reserve Account Balance	$3,579,610.54
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,579,610.54

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.02%	20	$226,219.03
Liquidation Proceeds of Defaulted Receivables[2]	0.02%	79	$137,157.70
Monthly Net Losses (Liquidation Proceeds)			$89,061.33
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.24%
Preceding Collection Period			(0.08)%
Current Collection Period			0.12%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$1,375,615.76
Cumulative Net Loss Ratio			0.09%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.12%	59	$1,101,735.10
60-89 Days Delinquent	0.03%	12	$257,769.10
90-119 Days Delinquent	0.01%	6	$85,137.34
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.16%	77	$1,444,641.54

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$144,542.56
Total Repossessed Inventory		12	$259,183.19

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		18	$342,906.44
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.04%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.32	0.04%	20	0.04%